CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - ARS ($) $ in Thousands	Total	Capital Stock	Paid-in Capital	Equity Adjustments	Accumulated Profit from Financial Instruments at Fair Value through OCI	Other	Legal Reserve	Others Reserves	Retained Earnings	Total Shareholders’ Equity Attributable to parent company´s owners	Total Shareholders’ Equity Attributable to Non-Controlling Interests
Equity, Beginning balance at Dec. 31, 2020	$ 3,365,337,046	$ 1,474,692	$ 17,281,187	$ 1,463,420,048	$ 6,522,360	$ 167,292	$ 23,927,344	$ 3,275,288,764	$ (1,422,744,704)	$ 3,365,336,983	$ 63
Distribution of Profits
Absorption of Retained Earnings	0							(333,966,955)	333,966,955
Use of Reserve and distribution of cash dividends	(23,549,784)							(23,549,784)		(23,549,784)
Other reserves	38							38		38
Total Comprehensive Income for the Year
Net Income for the Year	380,219,835								380,219,835	380,219,835
Other Comprehensive Income for the Year	1,017,351				1,066,177	(48,826)				1,017,351
Equity, Ending balance at Dec. 31, 2021	3,723,024,486	1,474,692	17,281,187	1,463,420,048	7,588,537	118,466	23,927,344	2,917,772,063	(708,557,914)	3,723,024,423	63
Reserve creation	0						19,429,407	168,994,140	(188,423,547)
Distribution of Profits
Use of Reserve and distribution of cash dividends	(200,164,597)								(200,164,597)	(200,164,597)
Other reserves	38							38		38
Total Comprehensive Income for the Year
Net Income for the Year	304,906,199								304,906,143	304,906,143	56
Other Comprehensive Income for the Year	(6,029,597)				(7,089,383)	1,059,786				(6,029,597)
Equity, Ending balance at Dec. 31, 2022	3,821,736,529	1,474,692	17,281,187	1,463,420,048	499,154	1,178,252	43,356,751	3,086,766,241	(792,239,915)	3,821,736,410	119
Reserve creation	0						16,151,755	255,316,236	(271,467,991)
Distribution of Profits
Use of Reserve and distribution of cash dividends	(438,320,467)							(386,753,251)	(51,567,097)	(438,320,348)	(119)
Other reserves	8							8		8
Business combination	183,933										183,933
Total Comprehensive Income for the Year
Net Income for the Year	679,669,718								679,674,788	679,674,788	(5,070)
Other Comprehensive Income for the Year	3,109,730				1,353,670	1,756,060				3,109,730
Equity, Ending balance at Dec. 31, 2023	$ 4,066,379,451	$ 1,474,692	$ 17,281,187	$ 1,463,420,048	$ 1,852,824	$ 2,934,312	$ 59,508,506	$ 2,955,329,234	$ (435,600,215)	$ 4,066,200,588	$ 178,863